Note 16 - Capital and Financial Risk Management	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
Note 16.	Capital and Financial Risk Management

Capital Management

The primary objective of Opera’s capital management is to maintain a strong capital base to support investor, creditor, and market confidence and to sustain future development of the business in accordance with its growth plans.

Dividends

On January 12, 2023, the board of directors of the Company declared a special cash dividend of $0.80 per ADS, or $0.40 per ordinary share, representing an aggregate dividend of $71.4 million. Of this, $59.0 million was payable to Kunlun Tech Limited and Keeneyes Future Holding Inc., each a shareholder in Opera, and was offset against receivables due from these companies by the same amount. The offsetting receivables arose from Opera's sale of listed equity securities to these two shareholders in connection with Opera terminating its investment program (see below). The remaining $12.4 million of the dividend was paid in cash.

On June 13, 2023, the board of directors of the Company adopted a recurring semi-annual cash dividend program for holders of Opera’s ordinary shares as well as ADSs. The first semi-annual dividend of $0.40 per ADS was declared at the same date, representing an aggregate dividend of $36.0 million. The dividend payable on the ordinary shares held by Kunlun, totaling $25.1 million, was offset against Opera’s receivable due from Kunlun following the sale of Opera’s former ownership interest in Star X. Future dividend payments on Kunlun’s ordinary shares in Opera will also be offset until the Star X receivable is fully settled.

On December 12, 2023, the board of directors of the Company declared the second dividend of $0.40 per ADS under the semi-annual cash dividend program, which was payable to shareholders of record on January 3, 2024. Because the Company’s directors retained the ability to cancel the dividend up until the record date, the dividend did not represent a liability as of December 31, 2023.

While Opera intends to pay regular semi-annual dividends, each distribution will require the approval of the Company’s board of directors, which will consider the form, frequency and amounts of future dividends based upon Opera’s future operations and earnings, capital requirements and surplus, general financial condition, contractual restrictions, and other relevant factors.

Share Repurchases

On January 20, 2022, the board of directors of the Company approved a share repurchase program, which authorized the Company’s management to execute the repurchase of ADSs for up to $50 million by March 31, 2024, in any form that management may deem fit. The repurchase program launched in February 2022 and was completed in November 2023, at which point in time Opera had repurchased 6,119,841 ADSs under the program for a total cost of $50 million.

Prior to 2022, Opera had repurchased 7,476,455 ADSs for $60.5 million under two separate repurchase programs that commenced in 2018 and 2020, and which were completed in 2019 and 2021, respectively.

On October 17, 2022, Opera completed the repurchase of 46,750,000 ordinary shares, equivalent to 23,375,000 ADSs, for $128.6 million from its pre-IPO shareholder Qifei International Development Co. Ltd., a subsidiary of 360 Security Technology Inc., which consequently is no longer a shareholder in Opera. This repurchase of ordinary shares was made separately from the share repurchase program for the Company’s ADSs.

Including both on- and off-market transactions, Opera has repurchased a total of 36,971,296 ADS equivalents for a total cost of $239.0 million over the 2018-2023 period.

Treasury shares are recognized at cost and deducted from equity. No gain or loss is recognized in the Statement of Operations on the purchase, sale, reissue, or cancellation of the Company’s own equity instruments.

Investment Program

Since 2018, Opera has operated an investment program under which up to $70 million of Opera’s capital was set aside for investments in listed equity securities. Early in 2023, following the sale of the majority of the investment portfolio to Kunlun Tech Limited, a subsidiary of Kunlun, and Keeneyes Future Holding Inc., each a shareholder in Opera, as discussed in Note 17, and the subsequent sale of the remaining securities in market transactions, Opera terminated the investment program. The table below provides an overview of the gains and losses on the investment portfolio (in thousands):

	Year ended December 31,
	2021	2022	2023
Realized net gain (loss)	$6,752	$(18,375)	$37,564
Change in unrealized net gain (loss)	(11,696)	34,321	(34,321)
Net gain (loss) on investment portfolio	$(4,944)	$15,946	$3,243

The net gains in 2022 and 2023 on the investment portfolio were recognized in the Statement of Operations as finance income, while the net loss in 2021 was recognized as finance expense, as specified in Note 6. The investment program existed through relatively volatile market conditions, and overall provided a net gain of $34.2 million since its inception in 2018.

Financial Risk Management - Overview

The financial assets and financial liabilities held by Opera, as specified in Note 15, create exposure to market, credit, and liquidity risks. The management team seeks to minimize potential adverse effects of these risks through sound business practices and risk management. The board of directors, together with senior management, is involved in the risk assessment process. Opera has not utilized derivatives for hedging purposes.

Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Opera is exposed to three types of market risk: interest rate risk, foreign currency risk and price risk.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The exposure to interest rate risk as of December 31, 2023, was limited. During 2023, Opera repaid the interest-bearing loan that was outstanding at the end of 2022 with a carrying amount of $0.1 million. The receivable due from Kunlun following the sale of Opera’s former ownership interest in Star X accrues a simple annual interest of 3.5%. Cash is deposited in interest-bearing accounts at banks and financial institutions. Other financial assets and liabilities are not interest-bearing.

Foreign Currency Risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Opera is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables, and payables are denominated and the respective functional currencies of Group companies. Most of Opera's revenue is denominated in U.S. dollars and Euro, while operating expenses are incurred in a wider specter of currencies, including the Norwegian krone, Chinese renminbi, Polish zloty, Swedish krona, British pound, and the Euro. The functional currency of revenue-generating entities in the Group is primarily the U.S. dollar. Management is closely monitoring Opera’s exposure to foreign currency risk and seeks to minimize its exposure to such risk. Opera’s exposure to foreign currency risk related to cash is limited.

In addition to transactional foreign currency risk, Opera is exposed to foreign currency translation risk arising from financial and non-financial items held by subsidiaries with functional currencies that are different from U.S. dollars, which is the presentation currency for the consolidated financial statements. Opera seeks to minimize this risk by limiting funding of subsidiaries to near-term cash needs.

Price Risk

Opera is exposed to price risk from its investments in ordinary and preferred shares in OPay and ordinary shares in Fjord Bank, all of which are unlisted and measured at fair value through profit or loss. The nature of the investments and the underlying businesses entail uncertainties about the future values of the shares. This price risk is monitored by Opera’s senior management on a regular basis by reviewing the financial performance and position of the investees, and their forecasts for future performance. Note 11 contains additional details on the fair values of these shares, including sensitivity analysis.

Credit Risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss for Opera. Opera’s exposure to credit risk primarily arises from trade and other receivables, including receivables from sale of investments, deposits of cash with banks and financial institutions, and from the investment in preferred shares in OPay.

Credit risk is managed on a group basis. Deposits of cash are only made with banks and financial institutions that are considered solvent, resulting in management considering its exposure to credit risk for cash being low. For trade receivables due from customers, the exposure to credit risk is limited by Opera having established maximum payment periods in the range of 30 to 90 days after invoices being issued. Management is continuously monitoring the exposure to credit risk from outstanding trade receivables and is managing this risk as part of the management of business risk. Additional details on trade receivables, including maturity analysis and provision for expected credit losses, are provided in Note 12.

In 2022, Opera sold its shares in Star X, with a significant portion of the transaction prices being payable in future periods. The credit risk related to this receivable is discussed in Note 12.

The investment in preferred shares in OPay gives rise to credit risk due to the redemption rights granted to Opera and other holders of preferred shares. The redemption rights entail that if certain defined events occur, such as the failure to complete an IPO within a certain period or material breaches of contractual obligations, Opera (and other investors) can demand repayment of the invested amount plus a return on that investment at a simple annual interest rate of 8%. Holders of preferred shares in OPay will incur credit losses if OPay is unable to honor its potential future redemption obligation. Opera’s management assessed this specific contingent credit risk to be low based the financial position of OPay. The preferred shares are monitored for credit deterioration. Note 11 provides additional details on the preferred shares.

Liquidity Risk

Liquidity risk is the risk that Opera will encounter difficulty in meeting its obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The senior management of Opera is monitoring the exposure to liquidity risk and has adopted a centralized cash pooling process, which enables Opera to manage liquidity surpluses and deficits according to the actual needs at the group and subsidiary level. The liquidity management takes into account the maturities of financial assets and financial liabilities and estimates of cash flows from operations. Opera’s goal is to have a strong liquidity position in terms of available cash and cash equivalents, and short-term investments.

Opera's liquidity risk is low because of the relatively strong liquidity position and Opera’s low debt-to-equity ratio. The table below summarizes the maturity profile of Opera’s financial liabilities based on contractual undiscounted payments (in thousands):

As of December 31, 2022	Less than 12 months	1 to 3 years	Over 3 years	Total
Non-current:
Lease liabilities (Note 13)	$-	$2,228	$2,973	$5,201
Interest-bearing loans, including interest (Note 13)	-	-	-	-
Other non-current liabilities	-	-	68	68
Current:
Trade and other payables (Note 14)	46,937	-	-	46,937
Lease liabilities (Note 13)	3,084	-	-	3,084
Interest-bearing loans, including interest (Note 13)	146	-	-	146
Other current liabilities (Note 14)	12,152	-	-	12,152
Total financial liabilities, including interest	$62,319	$2,228	$3,041	$67,588

As of December 31, 2023	Less than 12 months	1 to 3 years	Over 3 years	Total
Non-current:
Lease liabilities (Note 13)	$-	$4,734	$2,374	$7,109
Other non-current liabilities	-	-	94	94
Current:
Trade and other payables (Note 14)	52,247	-	-	52,247
Lease liabilities (Note 13)	4,024	-	-	4,024
Other current liabilities (Note 14)	13,285	-	-	13,285
Total financial liabilities, including interest	$69,556	$4,734	$2,468	$76,758